Sound Mind Investing Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 77.70% Shares Fair Value
Alpha Architect U.S. Quantitative Momentum ETF 54,900 $ 3,729,357
Invesco S&P 500 Momentum ETF 60,810 6,083,432
iShares Russell 1000 Growth ETF 20,600 8,431,786
SMI 3Fourteen Full-Cycle Trend ETF
(a)(b)
2,051,620 55,578,386
SPDR® S&P® Regional Banking ETF 23,000 1,475,680
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund 416,500 8,486,188
Total Exchange-Traded Funds (Cost $77,523,033) 83,784,829
MUTUAL FUNDS — 21.35%
AllianzGI NFJ Small-Cap Value Fund 162 2,622
Artisan International Small Cap Fund, Investor Class
(c)
100 1,764
Artisan International Value Fund, Investor Class
(c)
40 1,963
Artisan Mid Cap Value Fund, Investor Class 117 1,853
Champlain Small Company Fund, Institutional Class
(c)
100 2,317
Columbia Acorn Fund, Institutional Class
(c)
137 1,753
Delaware Ivy Large Cap Growth Fund, Class I
(c)
89 3,618
DFA International Small Cap Value Portfolio, Institutional Class 100 2,271
DFA International Small Company Portfolio, Institutional Class 100 1,991
DFA U.S. Small Cap Value Portfolio, Institutional Class 38 1,908
Fidelity Select Brokerage & Investment Management Portfolio 7,536 1,474,831
Franklin Small Cap Value Fund, Advisor Class 29 1,763
Hartford International Opportunities Fund (The), Class Y 98 1,968
Hennessy Cornerstone Growth Fund, Institutional Class 106,005 3,648,699
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(c)
347,146 8,595,343
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 47 1,800
Janus Henderson Mid Cap Value Fund, Class T 111 1,784
Janus Henderson Venture Fund, Class T 17 1,421
JOHCM International Select Fund, Institutional Class 100 2,373
JPMorgan Mid Cap Value Fund, Institutional Class 46 1,742
JPMorgan Small Cap Equity Fund, Select Class 31 1,775
JPMorgan Small Cap Growth Fund, Class L 100 2,313
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 42 1,878
Kinetics Internet Fund (The), No Load Class
(c)
34,170 3,785,724
Kinetics Paradigm Fund, Institutional Class
(c)
7,797 1,201,871
Longleaf Partners Fund 79 1,906
Longleaf Partners Small-Cap Fund 100 2,791
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(c)
100 3,014
PRIMECAP Odyssey Aggressive Growth Fund 40 1,860
ProFunds Financials UltraSector Fund, Investor Class 19,920 905,756
ProFunds Internet UltraSector ProFund, Investor Class
(c)
34,779 2,165,009
ProFunds Semiconductor UltraSector Fund, Investor Class 32,520 1,186,342
Prudential Jennison International Opportunities, Class Z
(c)
64 2,049
Royce Premier Fund, Investment Class 157 1,754
T. Rowe Price International Discovery Fund, Investor Class 30 1,921
T. Rowe Price Mid-Cap Growth Fund, Investor Class
(c)
17 1,802
T. Rowe Price New Horizons Fund, Investor Class
(c)
32 1,903
T. Rowe Price Small-Cap Value Fund, Investor Class 32 1,750

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
MUTUAL FUNDS — 21.35% - continued Shares Fair Value
Wasatch International Growth Fund, Investor Class
(c)
77 $ 1,649
Total Mutual Funds (Cost $20,726,533) 23,026,851
MONEY MARKET FUNDS - 1.02%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(d)
1,097,315 1,097,315
Total Money Market Funds (Cost $1,097,315) 1,097,315
Total Investments — 100.07% (Cost $99,346,881) 107,908,995
Liabilities in Excess of Other Assets — (0.07)% (79,680)
NET ASSETS — 100.00% $ 107,829,315
(a) Affiliated Company.
(b) Represents an investment greater than 25% of the Fund's net assets.  The performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2025, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 51.54% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of January 31, 2025.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

SMI Dynamic Allocation Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 79.99% Shares Fair Value
Grayscale Bitcoin Mini Trust ETF
(a)
26,700 $ 1,201,767
Invesco QQQ Trust, Series 1 21,870 11,422,482
iShares Core U.S. REIT ETF 8,510 492,218
iShares Europe ETF 6,900 382,191
iShares iBoxx $ High Yield Corporate Bond ETF 15,490 1,234,863
iShares iBoxx $ Investment Grade Corporate Bond ETF 16,440 1,766,642
iShares J.P. Morgan USD Emerging Markets Bond ETF 15,660 1,418,013
iShares MSCI EAFE ETF 147,200 11,664,129
iShares MSCI Emerging Markets ex China ETF 6,460 364,473
iShares MSCI Global Metals & Mining Producers ETF
(a)
10,290 364,986
iShares MSCI Japan ETF
(a)
5,420 370,240
iShares Russell 2000 ETF 3,280 742,854
iShares TIPS Bond ETF 9,840 1,062,818
SPDR® Bloomberg 1-3 Month T-Bill ETF 3,960 363,330
SPDR® Bloomberg Barclays High Yield Bond ETF 12,760 1,234,658
SPDR® S&P® 500® ETF Trust
(b)
36,520 21,978,467
SPDR® S&P® Dividend ETF
(a)
13,970 1,879,524
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
18,810 383,254
Vanguard Long-Term Bond ETF 15,410 1,059,900
Vanguard Real Estate ETF 2,646 239,595
Total Exchange-Traded Funds (Cost $53,042,757) 59,626,404
MUTUAL FUNDS — 0.99%
AQR Diversifying Strategies Fund, Class I
(a)
58,560 739,030
Total Mutual Funds (Cost $721,462) 739,030
CLOSED END FUNDS — 18.36%
Sprott Physical Gold Trust
(a)
632,260 13,688,429
Total Closed End Funds (Cost $11,194,314) 13,688,429
MONEY MARKET FUNDS - 0.74%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(c)
553,703 553,703
Total Money Market Funds (Cost $553,703) 553,703
Total Investments — 100.08% (Cost $65,512,236) 74,607,566
Liabilities in Excess of Other Assets — (0.08)% (62,628)
NET ASSETS — 100.00% $ 74,544,938
(a) Non-income producing security.
(b) Represents an investment greater than 25% of the Fund's net assets.  The performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2025, the percentage of net assets invested in SPDR® S&P 500® ETF Trust was 29.48% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ETF - Exchange-Traded Fund

SMI Dynamic Allocation Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
January 31, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS — 73.88% Shares Fair Value
Alpha Architect U.S. Quantitative Momentum ETF 12,100 $ 821,953
Grayscale Bitcoin Mini Trust ETF
(a)
9,460 425,794
Invesco QQQ Trust, Series 1 7,700 4,021,633
Invesco S&P 500 Momentum ETF 13,410 1,341,536
iShares Europe ETF 2,540 140,691
iShares iBoxx $ High Yield Corporate Bond ETF 10,890 868,150
iShares iBoxx $ Investment Grade Corporate Bond ETF 5,770 620,044
iShares J.P. Morgan USD Emerging Markets Bond ETF 5,470 495,309
iShares MSCI EAFE ETF 56,360 4,465,967
iShares MSCI Emerging Markets ex China ETF 2,310 130,330
iShares MSCI Japan ETF
(a)
1,930 131,838
iShares Russell 1000 Growth ETF 4,980 2,038,364
iShares Russell 2000 ETF 1,140 258,187
iShares TIPS Bond ETF 3,470 374,795
SMI 3Fourteen Full-Cycle Trend ETF
(b)
412,260 11,168,124
SPDR® Bloomberg 1-3 Month T-Bill ETF 2,060 189,005
SPDR® S&P® 500® ETF Trust 13,000 7,823,660
SPDR® S&P® Dividend ETF
(a)
4,920 661,937
SPDR® S&P® Regional Banking ETF 14,240 913,638
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
108,890 2,218,634
Vanguard Long-Term Bond ETF 5,440 374,163
Vanguard Real Estate ETF 2,868 259,697
Total Exchange-Traded Funds (Cost $35,983,112) 39,743,449
MUTUAL FUNDS — 15.38%
AQR Diversifying Strategies Fund, Class I
(a)
20,858 263,226
Fidelity Select Brokerage & Investment Management Portfolio
(a)
5,543 1,084,784
Hennessy Cornerstone Growth Fund, Institutional Class 15,938 548,573
Hennessy Cornerstone Mid Cap 30 Fund, Institutional Class
(a)
85,219 2,110,013
Invesco International Small-Mid Company Fund, Class Y
(a)
100 3,804
Kinetics Internet Fund, No Load Class
(a)
3,637 402,982
Kinetics Paradigm Fund, Institutional Class
(a)
4,742 730,984
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 3,014
ProFunds Banks UltraSector Fund, Investor Class 15,229 996,903
ProFunds Financials UltraSector Fund, Investor Class 2,282 103,750
ProFunds Internet UltraSector ProFund, Investor Class
(a)
18,094 1,126,344
ProFunds Semiconductor UltraSector Fund, Investor Class 24,573 896,415
Wasatch International Growth Fund, Investor Class
(a)
100 2,139
Total Mutual Funds (Cost $7,738,657) 8,272,931
CLOSED END FUNDS — 8.90%
Sprott Physical Gold Trust
(a)
221,170 4,788,331
Total Closed End Funds (Cost $3,977,614) 4,788,331

SMI Multi-Strategy Fund
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
MONEY MARKET FUNDS - 3.63% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.31%
(c)
1,952,228 $ 1,952,228
Total Money Market Funds (Cost $1,952,228) 1,952,228
Total Investments — 101.79% (Cost $49,651,611) 54,756,939
Liabilities in Excess of Other Assets — (1.79)% (961,841)
NET ASSETS — 100.00% $ 53,795,098
(a) Non-income producing security.
(b) Affiliated Company.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt